Reconciliation of Statutory U.S Federal Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory rate	35.00%	35.00%	35.00%
Qualified dividends to defined contribution plan	(0.60%)	(0.70%)	(2.30%)
Research and development credit	(0.30%)	(0.50%)	(2.10%)
Tax on foreign earnings	(3.30%)	(3.90%)	0.80%
Tax contingencies	(0.60%)	(0.80%)	2.20%
Mexican tax law change			6.50%
Other, net	0.60%	1.60%	(4.00%)
Effective Income Tax Rate, Continuing Operations, Total	30.80%	30.70%	36.10%